Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of pension and other post employment plan [line items]
Total pension and other post-employment benefit expense	$ 3,622	$ 3,324	$ 7,265	$ 6,826
Defined benefit pension plans [member] | Pension Expense [member]
Disclosure of pension and other post employment plan [line items]
Current service costs	74	90	148	179
Net interest expense (income)	(5)	2	(10)	4
Administrative expense	4	3	8	7
Defined benefit pension expense	73	95	146	190
Defined contribution pension plans [member] | Pension Expense [member]
Disclosure of pension and other post employment plan [line items]
Defined contribution pension expense	50	43	111	95
Defined benefit and contribution pension plans [member] | Pension Expense [member]
Disclosure of pension and other post employment plan [line items]
Total pension and other post-employment benefit expense	123	138	257	285
Other post employment benefit [member] | Other post employment benefit expense [member]
Disclosure of pension and other post employment plan [line items]
Current service costs	9	9	19	19
Net interest expense (income)	17	18	33	34
Remeasurements of other long term benefits	4	(1)	6	(1)
Defined benefit pension expense	30	26	58	52
Total pension and other post-employment benefit expense	$ 30	$ 26	$ 58	$ 52